27. FINANCIAL INSTRUMENTS (Details 2) - CAD CAD in Thousands		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		CAD 479,045	CAD 782,406		CAD 690,726	CAD 497,356
Trade and other receivables	[1]	64,986	55,639
Other current financial assets		2,437	2,548
Other long-term financial assets		83,531	35,687	[2]
Trade and other payables	[1]	(37,919)	(44,107)
Other current financial liabilities		(26,355)	(58,992)
Other long-term financial liabilities		(58,831)	(81,252)
Indebtedness		3,645,195	3,930,048
FVTPL		59,357	218		CAD 8,822
Total		(3,138,301)	(3,238,119)
FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	[1]
Other financial liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	[1]
Other current financial assets	[3]
Trade and other payables	[1]	(37,919)	(44,107)
Other financial liabilities		(3,762,772)	(4,099,686)
Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	[1]	64,986	55,639
Trade and other payables	[1]	(37,919)	(44,107)
Total		(3,218,833)	(3,304,443)
Loans and receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	[1]	64,986	55,639
Trade and other payables	[1]
Other current financial liabilities
Loans and receivables		565,114	861,349
FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	[1]
Trade and other payables	[1]
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		479,045	782,406
Other current financial assets	[3]		2,548
Level 1 [Member] | Other financial liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents
Level 1 [Member] | Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		479,045	782,406
Other current financial assets	[3]		2,548
Level 1 [Member] | Loans and receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		479,045	782,406
Other current financial assets	[3]	2,275	2,548
Level 1 [Member] | FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents
Other current financial assets	[3]	162
Level 1 & Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets	[2]	2,437
Other long-term financial assets	[3]	83,531	35,687
Level 1 & Level 2 [Member] | Other financial liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Other long-term financial assets	[3]
Level 1 & Level 2 [Member] | Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets	[2]	2,437
Other long-term financial assets	[3]	83,531	35,687
Level 1 & Level 2 [Member] | Loans and receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Other long-term financial assets	[3]	18,808	20,756
Level 1 & Level 2 [Member] | FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Other long-term financial assets	[3]	64,723	14,931
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities		(26,355)	(58,992)
Other long-term financial liabilities		(58,831)	(81,252)
Indebtedness	[4]	(3,645,195)	(3,930,048)
Level 2 [Member] | FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities		(1)	(761)
Other long-term financial liabilities		(5,527)	(13,952)
Indebtedness	[4]
Level 2 [Member] | Other financial liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities		(26,354)	(58,231)
Other long-term financial liabilities		(53,304)	(67,300)
Indebtedness	[4]	(3,645,195)	(3,930,048)
Level 2 [Member] | Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities		(27,791)	(61,368)
Other long-term financial liabilities		(59,648)	(82,781)
Indebtedness	[4]	CAD (3,723,474)	CAD (3,992,467)

[1]	Trade and other receivables and trade and other payables approximate fair value due to the short-term maturity of these instruments.
[2]	Other long-term financial assets classified as fair value through profit or loss were calculated using level 2 of the fair value hierarchy. All other balances were calculated using level 1 of the fair value hierarchy.
[3]	Other current and long-term financial assets classified as fair value through profit or loss were calculated using level 2 of the fair value hierarchy. All other balances were calculated using level 1 of the fair value hierarchy.
[4]	Indebtedness excludes deferred financing costs, interest rate floor and prepayment option.